SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Credit Card Securitizations (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securitized credit card receivables
Gains (losses) recognized on the securitization	$ 0
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	0
Retained by Citigroup via non-certificated interests	0
Citicorp
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	37,000,000,000	32,300,000,000
Retained by Citigroup as trust-issued securities	10,100,000,000	8,100,000,000
Retained by Citigroup via non-certificated interests	14,200,000,000	12,100,000,000
Total ownership interests in principal amount of trust credit card receivables	61,300,000,000	52,500,000,000
Citicorp | Credit card securitizations
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	12,500,000,000	11,500,000,000	500,000,000
Pay down of maturing notes	(7,800,000,000)	(2,100,000,000)	(20,400,000,000)
Citi Holdings
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities		0
Retained by Citigroup as trust-issued securities	0	1,300,000,000
Retained by Citigroup via non-certificated interests		0
Total ownership interests in principal amount of trust credit card receivables	0	1,300,000,000
Citi Holdings | Credit card securitizations
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	100,000,000	200,000,000	1,700,000,000
Pay down of maturing notes	$ 0	$ (100,000,000)	$ (100,000,000)